As filed with the Securities and Exchange Commission on September 29, 2016

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number: (302) 797-2000

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b)

☒    on October 3, 2016 pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Explanatory Note

This Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Liquidity Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 3, 2016, the effectiveness of the registration statement for MuniFund, California Money Fund and New York Money Fund (the “Funds”), filed in Post-Effective Amendment No. 102 on June 23, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Liquidity Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of September, 2016.

BLACKROCK LIQUIDITY FUNDS, on behalf of its

series, MuniFund, California Money Fund and New York

Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	September 29, 2016
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 29, 2016
Neal J. Andrews

David O. Beim*	Trustee
David O. Beim

Susan J. Carter*	Trustee
Susan J. Carter

Collette Chilton*	Trustee
Collette Chilton

Neil A. Cotty*	Trustee
Neil A. Cotty

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

Joseph P. Platt*	Trustee
Joseph P. Platt

Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Mark Stalnecker*	Trustee
Mark Stalnecker

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Claire A. Walton*	Trustee
Claire A. Walton

	Frederick W. Winter*	Trustee
Frederick W. Winter

	Barbara G. Novick*	Trustee
Barbara G. Novick

*By:	/s/ Benjamin Archibald		September 29, 2016
Benjamin Archibald (Attorney-In-Fact)

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